Employee Benefits - Defined Benefit Pension Plans - Amounts Recognized in Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 432,088	¥ 416,952
Fair value of plan assets	333,392	290,714
Consolidated statements of financial position
Net defined benefit liabilities	158,857	156,617
Net defined benefit assets	34,404	30,379
Net defined benefit liabilities (assets)	124,453	126,238
Effect of asset ceiling
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(25,757)
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	180,321	190,552
Fair value of plan assets	231,038	211,114
Consolidated statements of financial position
Net defined benefit liabilities	9,444	9,817
Net defined benefit assets	34,404	30,379
Net defined benefit liabilities (assets)	(24,960)	(20,562)
Japan | Effect of asset ceiling
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(25,757)	0	¥ 0
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	251,767	226,400
Fair value of plan assets	102,354	79,600
Consolidated statements of financial position
Net defined benefit liabilities	149,413	146,800
Net defined benefit assets	0	0
Net defined benefit liabilities (assets)	149,413	¥ 146,800
Foreign | Effect of asset ceiling
Consolidated statements of financial position
Net defined benefit liabilities (assets)	¥ 0